Risk management and financial instruments (Details) - USD ($) $ in Millions		3 Months Ended
	May 11, 2018	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Percentage of debt hedged by interest rate derivatives			89.00%
Interest rate cap
Debt Instrument [Line Items]
Payments for Derivative Instrument, Financing Activities	$ 68
Percentage of derivatives terminated		81.00%
Derivative notional amount	$ 834
Interest rate cap | Not Designated as Hedging Instrument [Member]
Debt Instrument [Line Items]
Capped rate	2.87%		3.755%	0.209%
Interest rate cap | Not Designated as Hedging Instrument [Member] | Predecessor [Member]
Debt Instrument [Line Items]
Capped rate	2.877%